EPS Calculation (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Dec. 31, 2012	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings per Share
Income from Continuing Operations	$ 343.0	$ 317.7	$ 277.6	$ 340.8	$ 385.8	$ 299.4	$ 292.4	$ 280.8	$ 1,279.1	$ 1,258.4	$ 1,023.4
(Loss) Income from Discontinued Operations									(0.7)	(19.2)	1.7
(Loss) Gain on Disposal of Discontinued Operations, Net									(5.1)	(61.3)	304.8
Net Income	$ 342.1	$ 317.6	$ 277.4	$ 336.2	$ 376.4	$ 290.4	$ 233.8	$ 277.3	$ 1,273.3	$ 1,177.9	$ 1,329.9
Basic Weighted Average Shares									360.3	363.8	380.8
Effect of Convertible Debentures											0.6
Effect of Equity Forward Arrangement									1.8	0	0
Effect of Stock Options and Restricted Units									3.7	2.8	3.4
Diluted Weighted Average Shares									365.8	366.6	384.8
Basic Earnings per Share:
Continuing operations (in dollars per share)	$ 0.95	$ 0.88	$ 0.77	$ 0.95	$ 1.08	$ 0.83	$ 0.8	$ 0.76	$ 3.55	$ 3.46	$ 2.69
Discontinued operations (in dollars per share)									$ (0.02)	$ (0.22)	$ 0.8
Earnings Per Share, Basic (in dollars per share)	$ 0.95	$ 0.88	$ 0.77	$ 0.94	$ 1.05	$ 0.8	$ 0.64	$ 0.76	$ 3.53	$ 3.24	$ 3.49
Diluted Earnings per Share:
Continuing operations (in dollars per share)	$ 0.92	$ 0.86	$ 0.76	$ 0.94	$ 1.07	$ 0.82	$ 0.79	$ 0.76	$ 3.5	$ 3.43	$ 2.66
Discontinued operations (in dollars per share)									$ (0.02)	$ (0.22)	$ 0.8
Earnings Per Share, Diluted (in dollars per share)	$ 0.92	$ 0.86	$ 0.76	$ 0.93	$ 1.04	$ 0.79	$ 0.63	$ 0.75	$ 3.48	$ 3.21	$ 3.46
Stock Options [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive Stock Options Excluded From Computation Of Earnings Per Share									1.0	7.2	6.9